PROPERTY AND EQUIPMENT, NET (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($)
PROPERTY AND EQUIPMENT, NET
Electronic equipment and others	¥ 17,527		¥ 19,489		$ 2,507
Less: accumulated depreciation	(14,964)		(16,013)		(2,140)
Property and equipment, net	2,563		3,476		$ 367
Depreciation expense	¥ 1,522	$ 218	¥ 3,466	¥ 4,065